Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments
Schedule of capital commitments

	2019	2020
	RMB’000	RMB’000
Contracted but not provided for
- Property, plant and equipment	19	8
- Investments	10,060	—
	10,079	8

Schedule of future aggregate minimum lease payments under non cancellable operating leases	The future aggregate minimum lease payments under non‑cancellable operating leases as follows:

	2019	2020
	RMB’000	RMB’000
Not later than 1 year	80	20